Employee Future Benefits - Summary of Re-measurement Effects Recognized in Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Experience	$ (11)	$ (5)
Demographic assumption changes	(14)
Economic assumption changes	(119)	835
Return on plan assets (excluding interest income)	129	(869)
Change in effect of asset limit (excluding interest)	10	(10)
Total re-measurement effects	(5)	(49)
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Experience	10	13
Demographic assumption changes	(1)
Economic assumption changes	(16)	112
Return on plan assets (excluding interest income)	17	(91)
Total re-measurement effects	$ 10	$ 34